Label	Element	Value
(PIMCO FUNDS - Supplement) | (PIMCO RAE PLUS EMG Fund)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcorpef-20200821_SupplementTextBlock
PIMCO Funds
Supplement Dated August 21, 2020 to the
Equity-Related Strategy Funds Prospectus dated July 31, 2020, as supplemented from time to time (the "Prospectus")
and to the Statement of Additional Information dated July 31, 2020, as supplemented from time to time (the "SAI")
Disclosure Related to the PIMCO RAE PLUS EMG Fund (the "Fund")
Effective October 1, 2020, the advisory fee for each class of shares of the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.05%. This advisory fee decrease will result in the Management Fees decreasing by 0.05% for each class of shares of the Fund.
Accordingly, effective October 1, 2020, in the Prospectus, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and the Expense Example following the table in the "Fund Summaries" section, and to tables in the "Management of the Funds—Management Fees" and "Management of the Funds—Management Fees—Advisory Fee" sections. In addition, effective October 1, 2020, in the SAI, corresponding changes are made to the "Management of the Trust—Advisory Fee Rates" section.